Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	$ 458,440	$ 447,637	$ 450,723
Allowance for credit losses	2,824	3,028	3,303
Loans, Net amount	455,616	$ 444,609	447,420
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	458,440		450,723
Loans, Net amount	455,616		447,420
Allowance for credit losses related to loans [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	538		727
Allowance for credit losses related to loans [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	2,286		2,576
Allowance for credit losses related to loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	293,558		276,975
Loans, Net amount	291,937		275,349
Allowance for credit losses related to loans [member] | Canada [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	352		303
Allowance for credit losses related to loans [member] | Canada [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	1,269		1,323
Allowance for credit losses related to loans [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	156,332		161,725
Loans, Net amount	155,150		160,090
Allowance for credit losses related to loans [member] | United States [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	186		410
Allowance for credit losses related to loans [member] | United States [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	996		1,225
Allowance for credit losses related to loans [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	8,550		12,023
Loans, Net amount	8,529		11,981
Allowance for credit losses related to loans [member] | Other countries [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses			14
Allowance for credit losses related to loans [member] | Other countries [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	$ 21		$ 28